As filed with the Securities and Exchange Commission on January 16, 2020
Securities Act Registration No. 333-82621
Investment Company Act Registration No. 811-09439
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO. 65 (X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 66 (X)
Check appropriate box or boxes
Prudential Investment Portfolios 5
Exact name of registrant as specified in charter
655 Broad Street, 17th Floor
Newark, New Jersey 07102
Address of Principal Executive Offices including Zip Code
1-800-225-1852
Registrant’s Telephone Number, Including Area Code
Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102
Name and Address of Agent for Service
It is proposed that this filing will become effective:
X immediately upon filing pursuant to paragraph (b)
__ on (____) pursuant to paragraph (b)
__ 60 days after filing pursuant to paragraph (a)(1)
__ on (____) pursuant to paragraph (a)(1)
__ 75 days after filing pursuant to paragraph (a)(2)
__ on (____) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Explanatory Note:
This amendment is being filed solely to file as Exhibit No. (i)(9) to this Registration Statement the Opinion and Consent of Willkie Farr & Gallagher LLP supporting tax matters and consequences to shareholders.

PART C
OTHER INFORMATION
Item 28. Exhibits.
(a)(1) Certificate of Trust. Incorporated by reference to the Registration Statement on Form N-1A filed on July 9, 1999 (File No. 333-82621).
(2) Amendment to Certificate of Trust dated September 4, 2001. Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed on September 30, 2002.
(3) Agreement and Declaration of Trust. Incorporated by reference to the Registration Statement on Form N-1A filed on July 9, 1999 (File No. 333-82621).
(4) Certificate of Correction of Amendment to Certificate of Trust dated May 14, 2002. Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed on September 30, 2002.
(5) Certificate of Amendment to Certificate of Trust dated February 16, 2010. Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed on September 27, 2010.
(b) By-Laws, amended as of November 16, 2004. Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed on November 22, 2004.
(c) In response to this item, Registrant incorporates by reference the following provisions of its Agreement and Declaration of Trust and By-Laws, Incorporated by reference to Prudential Investment Portfolios 5. Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 811-09439) filed via EDGAR on September 22, 2016 as Exhibit (a)(3) and Exhibit (b), defining the rights of the Trust's shareholders: Articles III and V of the Agreement and Declaration of Trust and Article III of the By-Laws.
(d)(1) Management Agreement between Registrant and Prudential Investments Fund Management LLC (now known as PGIM Investments LLC) (PGIM Investments). Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on October 30, 2000.
(i) Amendment to Management Agreement between Registrant and Prudential Investments Fund Management LLC. Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed on September 29, 2005.
(2) Management Agreement between Registrant and Prudential Investments LLC (PI) (now known as PGIM Investments LLC) with respect to the Prudential Jennison Rising Dividend Fund (now known as PGIM Jennison Rising Dividend Fund). Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed on March 5, 2014.
(i) Amendment to Management Agreement between Registrant and PGIM Investments LLC. Incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A filed on July 17, 2017.
(3)(i) Subadvisory Agreement between PI and Jennison Associates LLC. Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed on September 29, 2005.
(ii) Subadvisory Agreement between PI and Jennison Associates LLC with respect to the Prudential Jennison Rising Dividend Fund. Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed on March 5, 2014.
(4)(i) Expense Cap for PGIM Jennison Rising Dividend Fund. Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed on September 26, 2019.

(ii) Expense Cap for PGIM Jennison Diversified Growth Fund. Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed on September 26, 2019.
(5) Management Agreement between Registrant and PI with respect to Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, and Prudential Day One 2060 Fund (the Prudential Day One Funds). Incorporated by reference to Prudential Investment Portfolios 5. Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A (File No. 811-09439) filed via EDGAR on December 12, 2016.
(6) Subadvisory Agreement between PI and Quantitative Management Associates LLC (now known as QMA LLC) with respect to the Prudential Day One Funds. Incorporated by reference to Prudential Investment Portfolios 5. Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A (File No. 811-09439) filed via EDGAR on December 12, 2016.
(7) Expense Cap for the Prudential Day One Funds. Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed on September 26, 2019.
(8) Management Agreement between Registrant and PGIM Investments with respect to Prudential 60/40 Allocation Fund (now known as PGIM 60/40 Allocation Fund). Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed on September 12, 2017.
(9) Subadvisory Agreement between PGIM Investments and Quantitative Management Associates LLC with respect to Prudential 60/40 Allocation Fund. Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed on September 12, 2017.
(10) Expense Cap for PGIM 60/40 Allocation Fund. Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed on September 26, 2019.
(11) Management Agreement between the Registrant and PGIM Investments LLC with respect to Prudential Day One 2065 Fund. Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A filed December 13, 2019.
(12) Subadvisory Agreement between PGIM Investments LLC and QMA LLC with respect to Prudential Day One 2065 Fund. Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A filed December 13, 2019.
(13) Expense Cap for Prudential Day One 2065 Fund. Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A filed December 13, 2019.
(e)(1) Second Amended and Restated Distribution Agreement between Prudential Investments Mutual Funds and the Target Mutual Funds, and Prudential Investment Management Services LLC (PIMS) dated September 22, 2016. Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 811-09439) filed via EDGAR on September 23, 2016.
(2) Selected Dealer Agreement. Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement filed on Form N-1A on August 1, 2000.
(f) Not applicable.
(g)(1) Custodian Contract between the Registrant and The Bank of New York (BNY) dated November 7, 2002. Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement filed on Form N-1A on October 2, 2003.
(2) Custodian Services Agreement between the Registrant and PFPC Trust Company (PFPC) (now known as BNY Mellon Investment Servicing Trust Company) dated July 1, 2005. Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement filed on Form N-1A on September 29, 2005.
(3) Amendment to Custodian Agreement between the Registrant and BNY. Incorporated by reference to the Dryden Municipal Bond Fund Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed via EDGAR on June 30, 2009 (File No. 33-10649).

(4) Amendment dated December 21, 2010 to Custodian Agreement between the Registrant and BNY, incorporated by reference to the Prudential Investment Portfolios 9 Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on December 21, 2010 (File No. 333-66895).
(5) Amendment dated September 1, 2017 to Custodian Agreement between the Registrant and BNY, dated July 1, 2005. Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed on September 12, 2017.
(6) Amendment to Custodian Agreement between the Registrant and BNY, dated July 1, 2005. Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A filed December 13, 2019
(h)(1) Amended and Restated Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, LLC (PMFS), dated May 29, 2007. Incorporated by reference to the Dryden Municipal Bond Fund Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on June 29, 2007 (File No. 33-10649).
(2) Amendment dated September 2, 2008 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to the Target Portfolio Trust Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A as filed with the Commission on January 30, 2009 (File No. 33-50476).
(3) Amendment dated December 21, 2010 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007, incorporated by reference to the Prudential Investment Portfolios 9 Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on December 21, 2010 (File No. 333-66895).
(4) Amendment dated September 1, 2017 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed on September 12, 2017.
(5) Amendment to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A filed December 13, 2019
(i)(1) Opinion of Morris, Nichols, Arsht & Tunnell dated September 27, 2002. Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed on September 30, 2002.
(2) Opinion of Morris, Nichols, Arsht & Tunnell dated February 9, 2007. Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on February 9, 2007.
(3) Opinion of Morris, Nichols, Arsht & Tunnell dated July 18, 2011, concerning the validity of Class R and Class Z shares. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on July 18, 2011.
(4) Opinion of Morris, Nichols, Arsht & Tunnell with respect to Prudential Jennison Rising Dividend Fund. Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed on March 5, 2014.
(5) Opinion of Morris, Nichols, Arsht & Tunnell relating to the Class R1, R2, R3, R4, R5 and R6 shares of the Prudential Day One Funds. Incorporated by reference to Prudential Investment Portfolios 5. Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A (File No. 811-09439) filed via EDGAR on December 12, 2016.
(6) Opinion of Morris, Nichols, Arsht & Tunnell relating to the Class R6 shares of the Prudential 60/40 Allocation Fund. Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed on September 12, 2017.

(7) Opinion of Morris, Nichols, Arsht & Tunnell relating to the Class Q (now known as Class R6) and Z shares of the Prudential Jennison Diversified Growth Fund and Class Q shares of the Prudential Jenison Rising Dividend Fund. Incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on September 27, 2017.
(8) Opinion of Morris, Nichols, Arsht & Tunnell as to the legality of the securities being registered for Prudential Day One 2065 Fund. Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A filed December 13, 2019
(9) Opinion and consent of Willkie Farr & Gallagher LLP supporting tax matters and consequences to shareholders. Filed herewith.
(j) Consent of Independent Registered Public Accounting Firm. N/A.
(k) Not applicable.
(l) Not applicable.
(m)(1) Amended and Restated Distribution and Service Plan for Class A shares. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A for Prudential Investment Portfolios 12 (File No. 333-42705) filed via EDGAR on June 19, 2018.
(2) Distribution and Service Plan for Class B Shares. Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed via EDGAR on September 30, 2008 (File No. 333-82621).
(3) Amended and Restated Distribution and Service Plan for Class C shares. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A for Prudential Investment Portfolios 12 (File No. 333-42705) filed via EDGAR on June 19, 2018.
(4) Rule 12b-1 Fee Waiver for Class A Shares of PGIM Jennison Diversified Growth Fund. Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed on September 26, 2019.
(5) Rule 12b-1 Fee Waiver for Class A Shares of PGIM Jennison Rising Dividend Fund. Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed on September 26, 2019.
(6) Rule 12b-1 Distribution Plan for Class R1 Shares. Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A filed December 13, 2019
(7) Rule 12b-1 Distribution Plan for Class R2 Shares. Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A filed December 13, 2019
(8) Rule 12b-1 Distribution Plan for Class R3 Shares. Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A filed December 13, 2019
(9) Shareholder Services Plan for R1, R2, R3 and R4 Shares. Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 811-09439) filed via EDGAR on September 22, 2016.
(n) Amended and Restated Rule 18f-3 Plan. Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A filed December 13, 2019
(o) Power of Attorney dated March 7, 2019.
(p)(1) Code of Ethics of the Registrant. Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A for Prudential Investment Portfolios, Inc. 14, filed via EDGAR on June 21, 2016 (File No. 002-82976).

(2) Investment Adviser Code of Ethics and Personal Securities Trading Policy of Prudential, including the Manager and Distributor, QMA LLC, and PGIM Fixed Income, dated January 2019. Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A filed December 13, 2019
(3) Code of Ethics of Jennison Associates LLC. Incorporated by reference to Post-Effective Amendment No. 166 to the Registration Statement on Form N-1A for Advanced Series Trust filed on April 16, 2019 (File No. 333-24962 and 811-05186).
Item 29. Persons Controlled by or under Common Control with the Registrant.
None.
Item 30. Indemnification.
As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act), and pursuant to Article VII of the Agreement and Declaration of Trust (Exhibit (a)(3) to this Registration Statement) and Article XI of the Trust's By-Laws (Exhibit (b) to the Registration Statement), officers, trustees, employees and agents of Registrant will not be liable to Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with Registrant, subject to the same exceptions. Section 3817 of the Delaware Statutory Trust Act permits indemnification of trustees who acted in good faith and reasonably believed that the conduct was in the best interest of the Trust. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibit (e)(1) to this Registration Statement), the Distributor of Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act), may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Commission, such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against Registrant by such trustee, officer or controlling person in connection with the shares being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.
Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.
Section 8 of the Management Agreement (Exhibit (d)(1) to the Registration Statement) and Section 4 of the Subadvisory Agreements (Exhibits (d)(2)(i) through (xi) to the Registration Statement) limit the liability of PGIM Investments and each Adviser, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.
Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the Commission under the 1940 Act as long as the interpretation of Section 17(h) and 17(i) of such Act remains in effect and is consistently applied.

Item 31. Business and other Connections of the Investment Adviser.
PGIM Investments LLC (PGIM Investments)
See the Prospectus constituting Part A of this Registration Statement and “Management and Advisory Arrangements” in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.
The business and other connections of the officers of PGIM Investments are listed in Schedules A and D of Form ADV of PGIM Investments as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-31104).
Jennison Associates LLC (Jennison)
See the Prospectus constituting a portion of Part A of this Registration Statement and “Management and Advisory Arrangements” in the SAI.
Information as to Jennison’s directors and executive officers is included in its Form ADV filed with the Commission (801-5608), the relevant text of which is incorporated herein by reference.
QMA LLC (QMA)
See the Prospectus constituting Part A of this Registration Statement and “Management and Advisory Arrangements” in the SAI.
Information as to QMA’s directors and executive officers is included in its Form ADV as currently on file with the Commission (File No. 801-62692), the relevant text of which is incorporated herein by reference.
PIMS is distributor for PGIM ETF Trust, Prudential Government Money Market Fund, Inc., The Prudential Investment Portfolios, Inc., Prudential Investment Portfolios 2, Prudential Investment Portfolios 3, Prudential Investment Portfolios Inc. 14, Prudential Investment Portfolios 4, Prudential Investment Portfolios 5, Prudential Investment Portfolios 6, Prudential National Muni Fund, Inc., Prudential Jennison Blend Fund, Inc., Prudential Jennison Mid-Cap Growth Fund, Inc., Prudential Investment Portfolios 7, Prudential Investment Portfolios 8, Prudential Jennison Small Company Fund, Inc., Prudential Investment Portfolios 9, Prudential World Fund, Inc., Prudential Investment Portfolios, Inc. 10, Prudential Jennison Natural Resources Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Investment Portfolios 12, Prudential Investment Portfolios, Inc. 15, Prudential Investment Portfolios 16, Prudential Investment Portfolios, Inc. 17, Prudential Investment Portfolios 18, Prudential Sector Funds, Inc. Prudential Short-Term Corporate Bond Fund, Inc., The Target Portfolio Trust, and The Prudential Series Fund.
PIMS is also distributor of the following other investment companies: Separate Accounts: Prudential’s Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account, The Prudential Qualified Individual Variable Contract Account and PRIAC Variable Contract Account A.
(b) The following table sets forth information regarding certain officers of PIMS. As a limited liability company, PIMS has no directors.
Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Adam Scaramella (1)	President	N/A
Gary F. Neubeck (2)	Executive Vice President	N/A
Stuart S. Parker (2)	Executive Vice President	Board Member and President

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
James Gemus (2)	Executive Vice President	N/A
Scott E. Benjamin (2)	Vice President	Board Member and Vice President
Francine Boucher (1)	Senior Vice President, Chief Legal Officer and Secretary	N/A
Peter J. Boland (2)	Senior Vice President and Chief Operating Officer	N/A
John N. Christolini (3)	Senior Vice President	N/A
Mark R. Hastings (2)	Senior Vice President and Chief Compliance Officer	N/A
Robert Smit (2)	Senior Vice President, Comptroller and Chief Financial Officer	N/A
Hansjerg Schlenker (2)	Senior Vice President and Chief Operations Officer	N/A
Monica Oswald (3)	Senior Vice President and Co-Chief Operations Officer	N/A
Charles Smith (4)	Vice President and Anti-Money Laundering Officer	Anti-Money Laundering Compliance Officer
Principal Business Addresses:
(1)	213 Washington Street, Newark, NJ 07102
(2)	655 Broad Street, Newark, NJ 07102
(3)	280 Trumbull Street, Hartford, CT 06103
(4)	751 Broad Street, Newark NJ, 07102
(c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.
Item 33. Location of Accounts and Records.
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of The Bank of New York Mellon (BNY), 240 Greenwich Street, New York New York 10007, Jennison Associates LLC, 466 Lexington Avenue, New York, New York 100017, QMA LLC, Gateway Center Two, 100 Mulberry Street, Newark, New Jersey 07102 , the Registrant, 655 Broad Street, Newark, New Jersey 07102, and Prudential Mutual Fund Services LLC (PMFS), 655 Broad Street, Newark, New Jersey 07102.
Documents required by Rules 31a-1(b) (4), (5), (6), (7), (9), (10) and (11) and 31a-1 (d) and (f) will be kept at 655 Broad Street, Newark, New Jersey 07102, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by BNY and PMFS.
Item 34. Management Services.
Other than as set forth under the captions “How the Fund is Managed-Manager” and “How the Fund is Managed-Distributor” in the Prospectus and the caption “Management and Advisory Arrangements” in the SAI, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.
Item 35. Undertakings.
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 16th day of January, 2020.
Prudential Investment Portfolios 5
*
Stuart S. Parker, President
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Signature	Title	Date
* Ellen S. Alberding	Trustee
* Kevin J. Bannon	Trustee
* Scott E. Benjamin	Trustee
* Linda W. Bynoe	Trustee
* Barry H. Evans	Trustee
* Keith F. Hartstein	Trustee
* Laurie Simon Hodrick	Trustee
* Michael S. Hyland	Trustee
* Stuart S. Parker	Trustee and President, Principal Executive Officer
* Brian K. Reid	Trustee
* Grace C. Torres	Trustee
* Christian J. Kelly	Treasurer, Principal Financial and Accounting Officer
*By: /s/ Diana Huffman Diana Huffman	Attorney-in-Fact	January 16, 2020

POWER OF ATTORNEY
for the PGIM Fund Complex
The undersigned, directors/ trustees and/or officers of each of the registered investment companies listed in Appendix A hereto, hereby authorize Andrew French, Claudia DiGiacomo, Diana Huffman, Raymond A. O’Hara and Jonathan D. Shain, or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated (and not in such person’s personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5 for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.
This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Ellen S. Alberding Ellen S. Alberding	/s/ Laurie Simon Hodrick Laurie Simon Hodrick
/s/ Kevin J. Bannon Kevin J. Bannon	/s/ Michael S. Hyland Michael S. Hyland
/s/ Scott E. Benjamin Scott E. Benjamin	/s/ Christian J. Kelly Christian J. Kelly
/s/ Linda W. Bynoe Linda W. Bynoe	/s/ Stuart S. Parker Stuart S. Parker
/s/ Barry H. Evans Barry H. Evans	/s/ Brian K. Reid Brian K. Reid
/s/ Keith F. Hartstein Keith F. Hartstein	/s/ Grace C. Torres Grace C. Torres

Dated: March 7, 2019

APPENDIX A
Prudential Government Money Market Fund, Inc.
The Prudential Investment Portfolios, Inc.
Prudential Investment Portfolios 2
Prudential Investment Portfolios 3
Prudential Investment Portfolios Inc. 14
Prudential Investment Portfolios 4
Prudential Investment Portfolios 5
Prudential Investment Portfolios 6
Prudential National Muni Fund, Inc.
Prudential Jennison Blend Fund, Inc.
Prudential Jennison Mid-Cap Growth Fund, Inc.
Prudential Investment Portfolios 7
Prudential Investment Portfolios 8
Prudential Jennison Small Company Fund, Inc.
Prudential Investment Portfolios 9
Prudential World Fund, Inc.
Prudential Investment Portfolios, Inc. 10
Prudential Jennison Natural Resources Fund, Inc.
Prudential Global Total Return Fund, Inc.
Prudential Investment Portfolios 12
Prudential Investment Portfolios, Inc. 15
Prudential Investment Portfolios 16
Prudential Investment Portfolios, Inc. 17
Prudential Investment Portfolios 18
Prudential Sector Funds, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
The Target Portfolio Trust
The Prudential Variable Contract Account-2
The Prudential Variable Contract Account-10
PGIM ETF Trust

Prudential Investment Portfolios 5
Exhibit Index
Item 28 Exhibit No.	Description
(i)(9)	Opinion and consent of Willkie Farr & Gallagher LLP supporting tax matters and consequences to shareholders.